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                     MITCHELL HUTCHINS LIR SELECT MONEY FUND
                 SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 1999

                                                                January 31, 2000

Dear Investor,

         Mitchell Hutchins Asset Management Inc. has agreed to waive 0.03% of its management fee from February 1, 2000 through April 30, 2000, so that the effective total fund operating expenses during that period will be 0.15% for Institutional shares and 0.40% for Financial Intermediary shares.